Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes

Note 9 – CONVERTIBLE NOTES

As of March 31, 2021 and December 31, 2020, convertible loans payable consisted of the following:

Third Party Convertible Notes Payable

(a)	On March 31, 2015, the Company issued a convertible promissory note in the principal amount of $310,000 to a company owned by a former director of the Company for marketing services. The note is unsecured, bears interest at 5% per annum, is convertible at $1.25 per common share, and is due on demand. As at March 31, 2021, the carrying value of the convertible promissory note was $310,000 (December 31, 2020 - $310,000).

(b)	On November 7, 2016, the Company entered into a securities purchase agreement with a non-related party. Pursuant to the agreement, the Company was provided with proceeds of $125,000 on November 10, 2016 in exchange for the issuance of a secured convertible promissory note in the principal amount of $138,889, which was inclusive of an 8% original issue discount and bears interest at 8% per annum to the holder. The convertible promissory note matures nine months from the date of issuance and is convertible at the option of the holder into our common shares at a price per share that is the lower of $480 or the closing price of the Company’s common stock on the conversion date. In addition, under the same terms, the Company also issued a secured convertible note of $50,000 in consideration for proceeds of $10,000 and another secured convertible note of $75,000 in consideration for proceeds of $10,000. Under the agreements, the Company has the right to redeem $62,500 and $40,000 of the notes for consideration of $1 each at any time prior to the maturity date in the event that the convertible promissory note is exchanged or converted into a revolving credit facility with the lender, whereupon the two $10,000 convertible note balances shall be rolled into such credit facility.

On May 7, 2017, the Company triggered an event of default in the convertible note by failing to repay the full principal amount and all accrued interest on the due date. The entire convertible note payable became due on demand and would accrue interest at an increased rate of 1.5% per month (18% per annum) or the maximum rate permitted under applicable law until the convertible note payable was repaid in full.

On May 8, 2017, the Company issued 25 common shares for the conversion of $5,000 of the $72,500 convertible note dated November 7, 2016. On May 24, 2017, the Company issued 53 common shares for the conversion of $10,500 of the $72,500 convertible note dated November 7, 2016. On May 25, 2017, the lender provided conversion notice for the remaining principal $57,000 of the $72,500 convertible note dated November 7, 2016. This conversion was not processed by the Company’s transfer agent due to direction from the Company not to honor any further conversion notices from the lender. In response, the Company received legal notification pursuant to the refusal to process further conversion notices. Refer to Note 17.

During the year ended December 31, 2019, the Company issued 72,038 common shares with a fair value of $59,097 for the conversion of $32,000 of principal resulting in a loss on settlement of debt of $27,097.

On December 31, 2020, the Company entered into a Debt Settlement agreement whereby the Company agreed to pay cash of $250,000 and issue 200,000 shares of common stock, fair valued at $268,000, in full and final satisfaction of all pending litigation, principal debt and accrued interest outstanding totaling $321,243. The Company recorded a loss on settlement of debt totaling $196,757 and wrote down the derivative liability to $Nil.

During the three months ended March 31, 2021, the Company repaid the note of $193,889 and interest of $56,111 for a total of $250,000. The Company issued 200,000 shares to satisfy the terms of the Debt Settlement agreement.

As at March 31, 2021, the carrying value of the note was $Nil (December 31, 2020 - $193,841).

(c)	On June 5, 2017, the Company issued a convertible promissory note in the principal amount of $110,000. As at March 31, 2021, the carrying value of the note was $9,442 (December 31, 2020 - $9,487), relating to an outstanding penalty.

Note 9 – CONVERTIBLE LOANS

As of December 31, 2020, and 2019, convertible loans payable consisted of the following:

Third Party Convertible Notes Payable

(a)	On March 31, 2015, the Company issued a convertible promissory note in the principal amount of $310,000 to a company owned by a director of the Company for marketing services. The note is unsecured, bears interest at 5% per annum, is convertible at $1.25 per common share, and is due on demand. As at December 31, 2020, the carrying value of the convertible promissory note was $310,000 (December 31, 2019 - $310,000).

(b)	On August 25, 2015, the Company issued a convertible promissory note in the principal amount of $250,000. The convertible promissory note is unsecured, bears interest at 10% per annum, is due on demand, and is convertible at $7,000 per share. On December 30, 2020, the Company entered into a Debt Settlement agreement whereby the Company agreed to issue 300,000 shares of common stock, fair valued at $387,000 to settle principal debt and accrued interest outstanding totaling $378,000. The Company recorded a loss on settlement of debt totaling $9,000. As at December 31, 2020, the carrying value of the convertible promissory note was $Nil (December 31, 2019 - $250,000).

(c)	On November 7, 2016, the Company entered into a securities purchase agreement with a non-related party. Pursuant to the agreement, the Company was provided with proceeds of $125,000 on November 10, 2016 in exchange for the issuance of a secured convertible promissory note in the principal amount of $138,889, which was inclusive of an 8% original issue discount and bears interest at 8% per annum to the holder. The convertible promissory note matures nine months from the date of issuance and is convertible at the option of the holder into our common shares at a price per share that is the lower of $480 or the closing price of the Company’s common stock on the conversion date. In addition, under the same terms, the Company also issued a secured convertible note of $50,000 in consideration for proceeds of $10,000 and another secured convertible note of $75,000 in consideration for proceeds of $10,000. Under the agreements, the Company has the right to redeem $62,500 and $40,000 of the notes for consideration of $1 each at any time prior to the maturity date in the event that the convertible promissory note is exchanged or converted into a revolving credit facility with the lender, whereupon the two $10,000 convertible note balances shall be rolled into such credit facility.

On May 7, 2017, the Company triggered an event of default in the convertible note by failing to repay the full principal amount and all accrued interest on the due date. The entire convertible note payable became due on demand and would accrue interest at an increased rate of 1.5% per month (18% per annum) or the maximum rate permitted under applicable law until the convertible note payable was repaid in full.

On May 8, 2017, the Company issued 25 common shares for the conversion of $5,000 of the $72,500 convertible note dated November 7, 2016. On May 24, 2017, the Company issued 53 common shares for the conversion of $10,500 of the $72,500 convertible note dated November 7, 2016. On May 25, 2017, the lender provided conversion notice for the remaining principal $57,000 of the $72,500 convertible note dated November 7, 2016. This conversion was not processed by the Company’s transfer agent due to direction from the Company not to honor any further conversion notices from the lender. In response, the Company received legal notification pursuant to the refusal to process further conversion notices. Refer to Note 17.

During the year ended December 31, 2019, the Company issued 72,038 common shares with a fair value of $59,097 for the conversion of $32,000 of principal resulting in a loss on settlement of debt of $27,097.

During the year ended December 31, 2020, the Company issued 53,764 common shares with a fair value of $53,226 for the conversion of $20,000 of principal resulting in a loss on settlement of debt of $33,226.

On December 31, 2020, the Company entered into a Debt Settlement agreement whereby the Company agreed to pay cash of $250,000 and issue 200,000 shares of common stock, fair valued at $268,000, in full and final satisfaction of all pending litigation, principal debt and accrued interest outstanding totaling $321,243. The Company recorded a loss on settlement of debt totaling $196,757 and wrote down the derivative liability to $Nil.

As at December 31, 2020, the carrying value of the note was $193,841 (December 31, 2019 - $213,889), the fair value of the derivative liability was $Nil (December 31, 2019 - $360,718), and included in shares to be issued is $268,000 to satisfy the terms of the Debt Settlement agreement. Subsequent to December 31, 2020, the Company satisfied the terms of the settlement.

(d)	On June 5, 2017, the Company issued a convertible promissory note in the principal amount of $110,000. As at December 31, 2020, the carrying value of the note was $9,487 (December 31, 2019 - $9,487), relating to an outstanding penalty.

(e)	On July 17, 2017, the Company issued a convertible promissory note in the principal amount of $135,000. The note is unsecured, bears interest at 10% per annum, is due on July 17, 2018, and is convertible into common shares at a conversion price equal to the lessor of (i) 55% multiplied by the lowest trading price during the previous twenty trading day period ending on the latest complete trading day prior to the date of this note and (ii) $244. Interest will be accrued and payable at the time of promissory note repayment. Financing fees on the note were $16,500. Derivative liability applied as discount on the note was $118,500 and is accreted over the life of the note.

On November 10, 2020, the Company paid cash of $100,000, pursuant to a Settlement Agreement (the “Settlement Agreement”), in full and final satisfaction of $110,740 in outstanding principal and accrued interest on the above convertible note and corresponding pending litigation, see also Note 17. The Company wrote down the liability at September 30, 2020, to the subsequent settlement amount and recorded a gain on the settlement of $10,974 and the fair value of the derivative liability of $752,842 was extinguished in lieu of the Settlement Agreement.

As at December 31, 2020, the carrying value of the note was $Nil (December 31, 2019 - $81,470) and the fair value of the derivative liability was $Nil (December 31, 2019 - $111,990).

(f)	In January 2018, the Company issued a convertible promissory note in the principal amount of $15,000 as a commitment fee. The note is unsecured, non-interest bearing until default, was due on August 16, 2018, and is convertible into common shares at a conversion price equal to 75% of the average closing trading price during the previous five trading days prior to conversion date, with a minimum of $0.20.

On April 22, 2020, the Company issued 258,000 common shares with a fair value of $25,800 to settle $7,166 in principal and interest.
As at December 31, 2020, the carrying value of the note was $Nil (December 31, 2019 - $5,000) and the fair value of the derivative liability was $Nil (December 31, 2019 - $2,601).

(g)	On May 8, 2018, the Company issued a convertible note in the principal amount of $51,500. The note is unsecured, bears interest at 10% per annum, and is due on February 8, 2019. The note is convertible into common shares at a 32% discount to the lowest intra-day trading price of the Company’s common stock for the ten trading days immediately preceding the conversion date.

During the year ended December 31, 2020, the Company issued 8,618,831 common shares with a fair value of $495,936 for the conversion of $107,350 principal and accrued interest resulting in a loss on settlement of debt of $388,586.

As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $51,500 and $48,918, respectively). During the twelve months ended December 31, 2020, the Company accreted $Nil (2019 - $7,277) of the debt discount to finance costs.

(h)	On May 28, 2018, the Company issued a convertible note in the principal amount of $180,000. The note is unsecured, bears interest at 10% per annum, and is due on February 28, 2019. The note is convertible into common shares at a 32% discount to the lowest intra-day trading price of the Company’s common stock for the ten trading days immediately preceding the conversion date.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $224,319 for 224 Series C Preferred Shares. As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $180,000 and $169,234, respectively). During the twelve months ended December 31, 2020, the Company accreted $Nil (2019 - $38,478) of the debt discount to finance costs.

(i)	On June 18, 2018, the Company reassigned convertible note balances from the original lender to another unrelated party in the principal amount of $168,721. The note is unsecured, bears interest at 10% per annum, which was due on August 2, 2018, and is convertible into common shares at a conversion price equal to the lesser of the lowest trading price during the previous twenty-five trading days prior to: (i) the date of the promissory note; or (ii) the latest complete trading day prior to the conversion date. Interest is accrued will be and payable at the time of promissory note repayment. The remaining derivative liability applied as a discount on the reassigned note was $25,824 and is accreted over the remaining life of the note.

During the year ended December 31, 2019, the Company issued 234,350 common shares with a fair value of $268,614 for the conversion of $63,012 of principal and $9,671 of accrued interest resulting in a loss on settlement of debt of $195,931.

During the year ended December 31, 2020, the Company issued 2,600,000 common shares with a fair value of $310,700 for the conversion of $15,444 of principal and accrued interest resulting in a loss on settlement of debt of $295,256.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $26,622 for 26 Series C Preferred Shares. As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $39,037 and $21,869, respectively).

(j)	On April 26, 2019, the Company entered into a note purchase and assignment agreement with two unrelated parties pursuant to a certain secured inventory convertible note issued on March 19, 2018 in the principal amount of $900,000. Pursuant to this agreement, the seller desired to sell the balance owing under the Second and Third tranche of the original note in four separate closings on April 26, May 22, June 24, and July 24, 2019, totaling $84,396, $85,838, $120,490 and $122,866, respectively (consisting of $375,804 principal and $37,786 of accrued interest). As at September 30, 2020, $413,590 in principal and accrued interest had been assigned to the purchaser.

The note is unsecured, bears interest at 12% per annum, is due 184 days upon receipt, and is convertible into common shares after 180 days from issuance date at a conversion price equal to the lessor of: (i) the lowest trading price during the previous fifteen trading days prior to the date of the promissory note; or (ii) 55% of the lowest trading price during the previous fifteen days prior to the latest complete trading day prior to the conversion date. Interest will be accrued and payable at the time of promissory note repayment.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $476,661 for 477 Series C Preferred Shares. As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $413,590 and $181,870, respectively).

(k)	On May 7, 2019, the Company entered into a secured convertible promissory note agreement with an unrelated party. The note is secured by an unconditional first priority interest in and to, any and all property of the Company and its subsidiaries, of any kind or description, tangible or intangible, whether now existing or hereafter arising or acquired until the balance of all Notes has been reduced to $Nil. The note bears interest at 10% per annum, each tranche matures 12 months from the funding date and is convertible into common shares at the holder’s discretion at a conversion price equal to 62% of the lowest trading price of the Company’s common stock during the 10 trading days immediately preceding the conversion of the note.

The note was funded in four tranches on May 7, 2019, June 28, 2019, July 8, 2019 and August 8, 2019, totaling $250,420. Proceeds from the note were paid directly to a former lender as an inducement for entering into a debt assignment arrangement. The $250,420 inducement is recorded to finance costs for the year ended December 31, 2019.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $286,302 for 286 Series C Preferred Shares. As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $124,695 and $323,514, respectively). During the year ended December 31, 2020, the Company accreted $125,725 (2019 - $124,695) of the debt discount to finance costs.

(l)	On July 30, 2019, the Company issued a convertible promissory note in the principal amount of $220,000. The note is unsecured, bears interest at 10% per annum, is due on July 30, 2020, and is convertible into common shares at a conversion price equal to the lesser of (i) 60% of the lowest trading price during the previous twenty trading days prior to the issuance date, or (ii) the lowest trading price for the Common Stock during the twenty-day period ending one trading day prior to conversion of the note. Deferred financing fees and original issuance discount on the note were $23,500. The derivative liability applied as a discount on the note was $196,500 and is accreted over the life of the note.

During the year ended December 31, 2020, the Company issued 6,907,267 common shares with a fair value of $860,248 for the conversion of all outstanding principal and accrued interest totaling $240,192 resulting in a loss on settlement of debt of $620,056.

As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $92,219 and $284,734, respectively). During the year ended December 31, 2020, the Company accreted $127,781 (2019 - $92,219) of the debt discount to finance costs.

(m)	On September 4, 2019, the Company issued a convertible promissory note in the principal amount of $137,500. The note is unsecured, bears interest at 10% per annum, is due on June 3, 2020, and is convertible during the first 180 calendar days from the issuance date at a price of $0.50 per share. For the subsequent period until repayment the conversion price shall equal the lesser of (i) 60% multiplied by the lowest traded price of the Common Stock during the previous twenty trading days before the issuance date of the note, or (ii) the lowest traded price for the Common Stock during the twenty-day period ending on the last complete trading day before conversion. Deferred financing fees and original issuance discount on the note were $16,000. The derivative liability applied as a discount on the note was $121,500 and is accreted over the life of the note.

In connection with the note, the Company granted 100,000 warrants to the lender. Each warrant can be exercised to purchase shares of common stock of the Company at a price of $0.75 per warrant for a period of five years. As the entire net proceeds of $121,500 were first allocated to the derivative liability which is measured at fair value on a recurring basis, the residual value of $Nil was allocated to the equity-classified warrants.

During the year ended December 31, 2020, the Company issued 8,623,931 common shares with a fair value of $494,031 for the conversion of $110,750 of principal and accrued interest resulting in a loss on settlement of debt of $383,281. On September 18, 2020, the Company paid cash of $22,500 to settle all outstanding principal and interest on the note, resulting in a gain on the settlement of debt totaling $20,056.

As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $43,322 and $173,596, respectively). During the year ended December 31, 2020, the Company accreted $94,178 (2019 - $43,322), of the debt discount to finance costs.

(n)	On September 19, 2019, the Company issued a convertible promissory note in the principal amount of $55,000. The note is unsecured, bears interest at 10% per annum, is due on September 19, 2020, and is convertible during the first six months from the issuance date at a price of $0.50 per share. For the subsequent period until repayment the conversion price shall equal the lesser of (i) 60% multiplied by the lowest traded price of the Common Stock during the previous twenty trading days before the issuance date of the note, or (ii) the lowest traded price for the Common Stock during the twenty-day period ending on the last complete trading day before conversion. Deferred financing fees and original issuance discount on the note were $7,000. The derivative liability applied as a discount on the note was $48,000 and is accreted over the life of the note.

During the year ended December 31, 2020, the Company issued 5,758,117 common shares with a fair value of $332,480 for the conversion of total outstanding principal and interest totaling $60,250 resulting in a loss on settlement of debt of $272,230.

As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $15,370 and $70,052, respectively). During the year ended December 31, 2020, the Company accreted $39,630 (2019 - $Nil), of the debt discount to finance costs.

(o)	On September 19, 2019, the Company issued a convertible promissory note in the principal amount of $141,900. The note is unsecured, bears interest at 10% per annum, is due on September 19, 2020, and is convertible during the first six months from the issuance date at a price of $0.50 per share. For the subsequent period until repayment the conversion price shall equal the lesser of (i) 60% multiplied by the lowest traded price of the Common Stock during the previous twenty trading days before the issuance date of the note, or (ii) the lowest traded price for the Common Stock during the twenty-day period ending on the last complete trading day before conversion. Deferred financing fees and original issuance discount on the note were $16,400. The derivative liability applied as a discount on the note was $125,500 and is accreted over the life of the note.

In connection with the note, the Company granted 113,250 warrants to the lender. Each warrant can be exercised to purchase shares of common stock of the Company at a price of $0.75 per warrant for a period of five years. As the entire net proceeds of $125,500 were first allocated to the derivative liability which is measured at fair value on a recurring basis, the residual value of $Nil was allocated to the equity-classified warrants.

During the year ended December 31, 2020, the Company issued 5,159,991 common shares with a fair value of $261,912 for the conversion of $74,620 of principal and accrued interest resulting in a loss on settlement of debt of $187,292. On September 18, 2020, the Company paid cash of $76,000 to settle all outstanding principal and interest on the note, resulting in a gain on the settlement of debt totaling $7,273.

As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $40,043 and $190,246, respectively). During the year ended December 31, 2020, the Company accreted $101,857 (2019 - $40,043), of the debt discount to finance costs.

(p)	On October 2, 2019, the Company issued a convertible promissory note in the principal amount of $82,500. The note is unsecured, bears interest at 10% per annum, is due on September 30, 2020, and is convertible during the first six months from the issuance date at a price of $0.50 per share. For the subsequent period until repayment the conversion price shall equal the lesser of (i) 60% multiplied by the lowest traded price of the Common Stock during the previous twenty trading days before the issuance date of the note, or (ii) the lowest traded price for the Common Stock during the twenty-day period ending on the last complete trading day before conversion. Deferred financing fees and original issuance discount on the note were $9,500. The derivative liability applied as a discount on the note was $73,000 and is accreted over the life of the note.

In connection with the note, the Company granted 83,333 warrants to the lender. Each warrant can be exercised to purchase shares of common stock of the Company at a price of $0.75 per warrant for a period of five years. As the entire net proceeds of $73,000 were first allocated to the derivative liability which is measured at fair value on a recurring basis, the residual value of $Nil was allocated to the equity-classified warrants.

During the year ended December 31, 2020, the Company issued 3,409,090 common shares with a fair value of $193,296 for the conversion of $22,500 of principal resulting in a loss on settlement of debt of $170,796. On September 18, 2020, the Company paid cash of $60,000 to settle all outstanding principal and interest on the note, resulting in a gain on the settlement of debt totaling $8,075.

As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $20,795 and $105,790, respectively). During the year ended December 31, 2020, the Company accreted $61,705 (2019 - $20,795), of the debt discount to finance costs.

(q)

During the year ended December 31, 2019, a convertible promissory note with an outstanding principal balance of $226,000 was assigned to another unrelated party with no changes to the terms of the note upon assignment. The note is unsecured, bears interest at 12% per annum, was due on August 31, 2019 and is convertible into common shares at a conversion price equal to 55% of the lowest trading price during the previous fifteen trading days prior to the conversion date, including the conversion date. Interest will be accrued and payable at the time of promissory note repayment.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $285,428 for 285 Series C Preferred Shares. As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $226,000 and $289,462, respectively).

(r)	During the year ended December 31, 2019, a convertible promissory note with an outstanding principal balance of $258,736 was assigned to another unrelated party with no changes to the terms of the note upon assignment. The note is unsecured, bears interest at 12% per annum, was due on September 19, 2018 and is convertible into common shares at a conversion price equal to the lessor of: (i) the lowest trading price during the previous fifteen trading days prior to the date of the promissory note; or (ii) 55% of the lowest trading price during the previous fifteen days prior to the latest complete trading day prior to the conversion date. Interest will be accrued and payable at the time of promissory note repayment.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $342,641 for 343 Series C Preferred Shares. As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $258,736 and $351,774, respectively).

(s)

During the year ended December 31, 2019, a convertible promissory note with an outstanding principal balance of $137,500 was assigned to another unrelated party with no changes to the terms of the note upon assignment. The note is unsecured, bears interest at 12% per annum, was due on January 22, 2020 and is convertible into common shares at a conversion price equal to 55% of the lowest trading price during the previous fifteen trading days prior to the conversion date, including the conversion date. Interest will be accrued and payable at the time of promissory note repayment.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $166,401 for 166 Series C Preferred Shares. As at December 31, 2020, the note and derivative liability were extinguished (December 31, 2019 - $137,500 and $170,201, respectively).

(t)	On February 10, 2020, the Company issued a convertible promissory note in the principal amount of $119,600. The note is unsecured, bears interest at 8% per annum, is due on February 10, 2021, and is convertible into common shares of the Company, beginning 180 days from the date of the note up to maturity or repayment, at a price equal to 80% of the average of the lowest two trading prices for the common stock during the fifteen trading days before conversion. Deferred financing fees and original issuance discount on the note were $22,135. The derivative liability applied as a discount on the note was $97,465 and is accreted over the life of the note.

During the year ended December 31, 2020, the Company issued 11,549,008 common shares with a fair value of $549,376 for the conversion of $119,600 of principal resulting in a loss on settlement of debt of $429,776.

As at December 31, 2020, the note and derivative liability were extinguished. During the year ended December 31, 2020, the Company accreted $119,600, of the debt discount to finance costs.

(u)	On March 2, 2020, the Company issued a convertible promissory note in the principal amount of $60,950. The note is unsecured, bears interest at 8% per annum, is due on March 2, 2021, and is convertible into common shares of the Company, beginning 180 days from the date of the note up to maturity or repayment, at a price equal to 80% of the average of the lowest two trading prices for the common stock during the fifteen trading days before conversion. Deferred financing fees and original issuance discount on the note were $10,950. The derivative liability applied as a discount on the note was $50,000 and is accreted over the life of the note.

On September 18, 2020, the Company paid cash, received pursuant to the promissory note outlined in Note 8(g), of $78,643 for outstanding principal and interest on the note including a prepayment penalty of $15,221 to settle the debt.

As at December 31, 2020, the note and derivative liability were extinguished. During the year ended December 31, 2020, the Company accreted $60,950, of the debt discount to finance costs.

(v)	On April 15, 2020, the Company issued a convertible promissory note in the principal amount of $60,950. The note is unsecured, bears interest at 8% per annum, is due on April 15, 2021, and is convertible into common shares of the Company, beginning 180 days from the date of the note up to maturity or repayment, at a price equal to 80% of the average of the lowest two trading prices for the common stock during the fifteen trading days before conversion. Deferred financing fees and original issuance discount on the note were $10,950. The derivative liability applied as a discount on the note was $50,000 and is accreted over the life of the note.

On September 18, 2020, the Company paid cash of $66,000 to settle all outstanding principal and interest on the note, resulting in a loss on the settlement of debt totaling $2,966.

As at December 31, 2020, the note and derivative liability were extinguished. During the year ended December 31, 2020, the Company accreted $60,950, of the debt discount to finance costs.

(w)

On August 31, 2020, the Company issued a convertible promissory note in the principal amount of $166,650 with a 10% original issuance discount totaling $16,650, for net proceeds of $150,000. The note is unsecured, bears interest at 10% per annum, is due and payable on demand, and is convertible into common shares of the Company, at a price equal to the lesser of (a) five cents ($0.05) per share or (b) seventy percent (70%) of the lowest traded price for the Company’s common stock during the fifteen (15) trading days preceding the relevant conversion.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $167,974 for 168 Series C Preferred Shares. As at December 31, 2020, the note was extinguished.

(x)	On September 17, 2020, the Company issued a convertible promissory note in the principal amount of $288,860 with a 10% original issuance discount totaling $28,860, for net proceeds of $260,000. The note is unsecured, bears interest at 10% per annum, is due on June 17, 2021, and is convertible into common shares of the Company at a price equal to the lesser of (a) four cents ($0.04) per share or (b) seventy percent (70%) of the lowest traded price for the Company’s common stock during the fifteen (15) trading days preceding the relevant conversion.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $289,889 for 290 Series C Preferred Shares. As at December 31, 2020, the note was extinguished.

(y)	On August 30, 2017, the Company issued a convertible promissory note in the principal amount of $15,000. The note is unsecured, bears interest at 10% per annum, is due on August 30, 2018, and is convertible into common shares of the Company at a price equal to a 20% discount of the average closing bid price for the Company’s common stock during the five (5) trading days immediately preceding a conversion date, with a floor price of $0.005. The note was issued as a Commitment fee and is included in Finance costs during the nine months ending September 30, 2020.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $18,131 for 18 Series C Preferred Shares. As at December 31, 2020, the note was extinguished.

(z)	On May 2, 2019, the Company issued a convertible promissory note in the principal amount of $10,000. The note is unsecured, bears interest at 8% per annum, is due on May 2, 2020, and is convertible into common shares of the Company at a price equal to a 58% of the lowest traded price of the Company’s common stock during the five (5) trading days immediately preceding the conversion date. The note was issued for proceeds paid directly to legal counsel for legal fees, related to the 2019 S-1 Registration Statement, and is included in Accounting & Legal during the nine months ending September 30, 2020.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $11,841 for 12 Series C Preferred Shares. As at December 31, 2020, the note was extinguished.

(aa)	On June 10, 2019, the Company issued a convertible promissory note in the principal amount of $15,000. The note is unsecured, bears interest at 10% per annum, is due on August 30, 2018, and is convertible into common shares of the Company at a price equal to a 20% discount of the average closing bid price for the Company’s common stock during the five (5) trading days immediately preceding a conversion date, with a floor price of $0.005. The note was issued for proceeds paid directly to a third party for audit fees, related to the 2019 S-1 Registration Statement, and is included in Accounting & Legal during the nine months ending September 30, 2020.

On September 30, 2020, pursuant to the Exchange Agreement described above, the Company settled outstanding principal and interest of $51,999 for 52 Series C Preferred Shares. As at December 30, 2020, the note was extinguished.